Consolidated Statement of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Series A Preferred Stock [Member]	Series B Preferred Stock [Member]	Series C Preferred Stock [Member]	Series D Preferred Stock [Member]	Common Stock [Member]	Subscriptions Receivable [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2011	$ (216,468)	$ 405	$ 263	$ 1	$ 0	$ 39	$ (2,000,000)	$ 33,233,100	$ (31,450,276)
Balance (in shares) at Dec. 31, 2011		4,045,000	2,626,250	14,797	0	386,018
Conversion of Convertible Debt to Series A Preferred Stock	800,000	160	0	0	0	0	0	799,840	0
Conversion of Convertible Debt to Series A Preferred Stock (in shares)		1,600,000	0	0	0	0
Reclassification of Accrued Interest upon Conversion of Convertible Debt to Series A Preferred Stock	1,770	0	0	0	0	0	0	1,770	0
Reclassification of Derivative Liability upon Conversion of Convertible Debt to Series A Preferred Stock	1,593	0	0	0	0	0	0	1,593	0
Reclassification of Derivative Liability upon Conversion of Series A Preferred Stock to Common Stock	2,127,598	0	0	0	0	0	0	2,127,598	0
Sale of Series A Preferred Stock	3,361,000	136	0	0	0	0	2,000,000	1,360,864	0
Sale of Series A Preferred Stock (in shares)		1,361,000	0	0	0	0
Issuance of Series D Preferred Stock in connection with acquisition	500,000	0	0	0	35	0	0	499,965	0
Issuance of Series D Preferred Stock in connection with acquisition (in shares)		0	0	0	350,000	0
Payment of offering costs	(6,713)	0	0	0	0	0	0	(6,713)	0
Dividend arising from Preferred A beneficial conversion feature	(191,630)	0	0	0	0	0	0	0	(191,630)
Conversion of Series A Preferred Stock to Common Stock	0	(683)	0	0	0	228	0	455	0
Conversion of Series A Preferred Stock to Common Stock (in shares)		(6,828,094)	0	0	0	2,276,031
Conversion of Series B Preferred Stock to Common Stock	0	0	(55)	0	0	3	0	52	0
Conversion of Series B Preferred Stock to Common Stock (in shares)		0	(550,000)	0	0	34,931
Conversion of Series C Preferred Stock to Common Stock	0	0	0	(1)	0	0	0	1	0
Conversion of Series C Preferred Stock to Common Stock (in shares)		0	0	(14,797)	0	1,879
Warrants issued as payment of accounts payable	24,999	0	0	0	0	0	0	24,999	0
Stock based compensation	3,616,881	0	0	0	0	44	0	3,616,837	0
Stock based compensation (in shares)		0	0	0	0	444,223
Net loss	(8,849,371)	0	0	0	0	0	0	0	(8,849,371)
Balance at Dec. 31, 2012	1,169,659	18	208	0	35	314	0	41,660,361	(40,491,277)
Balance (in shares) at Dec. 31, 2012		177,906	2,076,250	0	350,000	3,143,082
Reclassification of Derivative Liability upon Conversion of Series A Preferred Stock to Common Stock	105,900	0	0	0	0	0	0	105,900	0
Conversion of Series A Preferred Stock to Common Stock	0	(18)	0	0	0	6	0	12	0
Conversion of Series A Preferred Stock to Common Stock (in shares)		(177,906)	0	0	0	59,302
Conversion of Series B Preferred Stock to Common Stock	0	0	(110)	0	0	7	0	103	0
Conversion of Series B Preferred Stock to Common Stock (in shares)		0	(1,100,000)	0	0	69,864
Conversion of Series D Preferred Stock to Common Stock	0	0	0	0	(35)	117	0	(82)	0
Conversion of Series D Preferred Stock to Common Stock (in shares)		0	0	0	(350,000)	1,166,667
Reclassification of Derivative Liability upon Conversion of Convertible Notes to Common Stock	93,568	0	0	0	0	0	0	93,568	0
Cashless exercise of warrants	0	0	0	0	0	3	0	(3)	0
Cashless exercise of warrants (in shares)		0	0	0	0	31,579
Conversion of Convertible Notes and Accrued Interest to Common Stock	100,541	0	0	0	0	3		100,538	0
Conversion of Convertible Notes and Accrued Interest to Common Stock (in shares)		0	0	0	0	33,514
Stock based compensation	2,126,875	0	0	0	0	40	0	2,126,835	0
Stock based compensation (in shares)		0	0	0	0	403,454
Net loss	(4,262,856)	0	0	0	0	0	0	0	(4,262,856)
Balance at Dec. 31, 2013	$ (666,313)	$ 0	$ 98	$ 0	$ 0	$ 490	$ 0	$ 44,087,232	$ (44,754,133)
Balance (in shares) at Dec. 31, 2013		0	976,250	0	0	4,907,462